August 15, 2001


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   John Hancock Investment Trust II -(the "Trust")
         -John Hancock Small Cap Value Fund -Institutional Class I (the "Funds") File No. 811-3999 and 2-90305


      CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated August 15, 2001 for the above-captioned registrants that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer